4a. Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
4a. Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Call center	$121,313	$-
Computer and office equipment	38,576	26,458
Library (online)	100,000	100,000
Vehicle	39,737	39,737
	299,626	166,195
Accumulated depreciation	(169,682)	(144,311)
Property and equipment, net	$129,944	$21,884

Depreciation expense for the years ended December 31, 2011 and 2010 was $25,371 and $43,848, respectively.  Accumulated depreciation amounted to $169,682 and $144,311 as of December 31, 2011 and 2010, respectively.